Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-versus-Performance Table
The following table sets forth additional compensation information of our CEO (sometimes referred to as “PEO” for purposes of this section) and our other NEOs along with TSR, net income, and adjusted EBITDA performance results for our fiscal years ended 2023, 2022, 2021, and 2020. The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with Company performance, refer to the CD&A beginning on page 51.
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for non-PEO NEOs(3) (d)	Average Compensation Actually Paid to non- PEO NEOs(2)(3) (e)	Total Stockholder Return(4) (f)	Peer Group Total Stockholder Return(4) (g)	Net Income (h)	Adjusted EBITDA (Company Selected Measure)(5) (i)
2023	$4,108,972	$3,852,029	$1,722,556	$1,595,045	$40	$113	($103,612,000)	$142,302,000
2022	$3,905,654	$2,406,554	$1,558,682	$1,028,030	$42	$102	($78,107,000)	$138,954,000
2021	$3,703,859	$2,672,360	$1,479,751	$1,177,195	$62	$112	($31,322,000)	$216,112,000
2020	$4,078,908	$6,765,818	$1,546,507	$2,652,357	$128	$124	$25,627,000	$263,565,000
1.	In all the years in question, Mitchell J. Krebs was our Chief Executive Officer.
2.
The following tables set forth the adjustments made during each year represented in the pay versus performance (“PVP”) table to arrive at CAP to our PEO and average CAP to our other NEOs during each of the years in question. The equity award adjustments to arrive at “Compensation Actually Paid” or “CAP” for each applicable year were calculated consistent with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	PEO	Average Non-PEO
Total Reported in 2023 Summary Compensation Table (SCT)	$4,108,972	$1,722,556
Less, value of Stock Awards reported in SCT	$2,215,262	$828,550
Plus, Year-End Fair Value of Awards Granted in the Fiscal Year that are Unvested and Outstanding	$2,341,684	$875,834
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	($269,558)	($135,592)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year Awards that Vested during the Fiscal Year	($113,807)	($39,202)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	($256,943)	($127,510)
Compensation Actually Paid for Fiscal Year 2023	$3,852,029	$1,595,045
3.
During 2023 and 2022, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Emilie C. Schouten. During 2021, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault, Terrence F. Smith, and Hans J. Rasmussen. During 2020, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Hans J. Rasmussen. Mr. Smith departed the Company effective August 27, 2021 and Mr. Rasmussen retired from his position as Senior Vice President, Exploration, effective March 31, 2022.

4.
Company and peer group TSR reflects the Company’s “TSR peer group” as reflected in our 2023 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

5.
Adjusted EBITDA, a non-GAAP financial reporting measure, is used by the Company to evaluate operating performance of our core mining business and allows investors and analysts to compare results of the Company to similar results of other mining companies. For a reconciliation of Adjusted EBITDA to net income, please refer to the tables in the Appendix.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1.	In all the years in question, Mitchell J. Krebs was our Chief Executive Officer.
3.
During 2023 and 2022, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Emilie C. Schouten. During 2021, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault, Terrence F. Smith, and Hans J. Rasmussen. During 2020, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Hans J. Rasmussen. Mr. Smith departed the Company effective August 27, 2021 and Mr. Rasmussen retired from his position as Senior Vice President, Exploration, effective March 31, 2022.

Peer Group Issuers, Footnote
4.
Company and peer group TSR reflects the Company’s “TSR peer group” as reflected in our 2023 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount	$ 4,108,972	$ 3,905,654	$ 3,703,859	$ 4,078,908
PEO Actually Paid Compensation Amount	$ 3,852,029	2,406,554	2,672,360	6,765,818
Adjustment To PEO Compensation, Footnote
2.
The following tables set forth the adjustments made during each year represented in the pay versus performance (“PVP”) table to arrive at CAP to our PEO and average CAP to our other NEOs during each of the years in question. The equity award adjustments to arrive at “Compensation Actually Paid” or “CAP” for each applicable year were calculated consistent with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	PEO	Average Non-PEO
Total Reported in 2023 Summary Compensation Table (SCT)	$4,108,972	$1,722,556
Less, value of Stock Awards reported in SCT	$2,215,262	$828,550
Plus, Year-End Fair Value of Awards Granted in the Fiscal Year that are Unvested and Outstanding	$2,341,684	$875,834
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	($269,558)	($135,592)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year Awards that Vested during the Fiscal Year	($113,807)	($39,202)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	($256,943)	($127,510)
Compensation Actually Paid for Fiscal Year 2023	$3,852,029	$1,595,045

Non-PEO NEO Average Total Compensation Amount	$ 1,722,556	1,558,682	1,479,751	1,546,507
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,595,045	1,028,030	1,177,195	2,652,357
Adjustment to Non-PEO NEO Compensation Footnote
2.
The following tables set forth the adjustments made during each year represented in the pay versus performance (“PVP”) table to arrive at CAP to our PEO and average CAP to our other NEOs during each of the years in question. The equity award adjustments to arrive at “Compensation Actually Paid” or “CAP” for each applicable year were calculated consistent with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	PEO	Average Non-PEO
Total Reported in 2023 Summary Compensation Table (SCT)	$4,108,972	$1,722,556
Less, value of Stock Awards reported in SCT	$2,215,262	$828,550
Plus, Year-End Fair Value of Awards Granted in the Fiscal Year that are Unvested and Outstanding	$2,341,684	$875,834
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	($269,558)	($135,592)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year Awards that Vested during the Fiscal Year	($113,807)	($39,202)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	($256,943)	($127,510)
Compensation Actually Paid for Fiscal Year 2023	$3,852,029	$1,595,045

Compensation Actually Paid vs. Total Shareholder Return
PVP Descriptive Disclosure
We believe compensation actually paid (“CAP”), in each of the years reported above in the Pay-Versus-Performance (“PVP”) table and over the three-year cumulative period are reflective of the CLD Committee’s emphasis on “pay-for-performance”, as CAP fluctuated year-over-year, primarily due to our stock price performance and our varying levels of achievement against pre-established performance goals under our AIP and LTIP Programs.
The following graphs compare CAP to (1) company and peer group TSR (represented by the NYSE Arca Gold Miners Index), (2) Net Income and (3) Adjusted EBITDA.

Compensation Actually Paid vs. Net Income
PVP Descriptive Disclosure
We believe compensation actually paid (“CAP”), in each of the years reported above in the Pay-Versus-Performance (“PVP”) table and over the three-year cumulative period are reflective of the CLD Committee’s emphasis on “pay-for-performance”, as CAP fluctuated year-over-year, primarily due to our stock price performance and our varying levels of achievement against pre-established performance goals under our AIP and LTIP Programs.
The following graphs compare CAP to (1) company and peer group TSR (represented by the NYSE Arca Gold Miners Index), (2) Net Income and (3) Adjusted EBITDA.

Compensation Actually Paid vs. Company Selected Measure
PVP Descriptive Disclosure
We believe compensation actually paid (“CAP”), in each of the years reported above in the Pay-Versus-Performance (“PVP”) table and over the three-year cumulative period are reflective of the CLD Committee’s emphasis on “pay-for-performance”, as CAP fluctuated year-over-year, primarily due to our stock price performance and our varying levels of achievement against pre-established performance goals under our AIP and LTIP Programs.
The following graphs compare CAP to (1) company and peer group TSR (represented by the NYSE Arca Gold Miners Index), (2) Net Income and (3) Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
PVP Descriptive Disclosure
We believe compensation actually paid (“CAP”), in each of the years reported above in the Pay-Versus-Performance (“PVP”) table and over the three-year cumulative period are reflective of the CLD Committee’s emphasis on “pay-for-performance”, as CAP fluctuated year-over-year, primarily due to our stock price performance and our varying levels of achievement against pre-established performance goals under our AIP and LTIP Programs.
The following graphs compare CAP to (1) company and peer group TSR (represented by the NYSE Arca Gold Miners Index), (2) Net Income and (3) Adjusted EBITDA.

Tabular List, Table
Additional Performance Measures
The following performance measures reflect the Company’s most important performance measures used to link compensation actually paid to NEOs to performance in 2023, as further described and defined in the CD&A.
Adjusted EBITDA
ROIC
Production
Costs Applicable to Sales
Growth in Reserves and Resources
Environmental, Health and Safety Performance
rTSR

Total Shareholder Return Amount	$ 40	42	62	128
Peer Group Total Shareholder Return Amount	113	102	112	124
Net Income (Loss)	$ (103,612,000)	$ (78,107,000)	$ (31,322,000)	$ 25,627,000
Company Selected Measure Amount	142,302,000	138,954,000	216,112,000	263,565,000
PEO Name	Mitchell J. Krebs	Mitchell J. Krebs	Mitchell J. Krebs	Mitchell J. Krebs
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
5.
Adjusted EBITDA, a non-GAAP financial reporting measure, is used by the Company to evaluate operating performance of our core mining business and allows investors and analysts to compare results of the Company to similar results of other mining companies. For a reconciliation of Adjusted EBITDA to net income, please refer to the tables in the Appendix.

Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Production
Measure:: 4
Pay vs Performance Disclosure
Name	Costs Applicable to Sales
Measure:: 5
Pay vs Performance Disclosure
Name	Growth in Reserves and Resources
Measure:: 6
Pay vs Performance Disclosure
Name	Environmental, Health and Safety Performance
Measure:: 7
Pay vs Performance Disclosure
Name	rTSR
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (256,943)
PEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,215,262)
PEO | Year-End Fair Value of Awards Granted in the Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,341,684
PEO | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(269,558)
PEO | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value (from Prior Year-End to Vesting Date) of Prior Year Awards that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,807)
PEO | Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(127,510)
Non-PEO NEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(828,550)
Non-PEO NEO | Year-End Fair Value of Awards Granted in the Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	875,834
Non-PEO NEO | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,592)
Non-PEO NEO | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value (from Prior Year-End to Vesting Date) of Prior Year Awards that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,202)
Non-PEO NEO | Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0